ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Liabilities related with the Smart ID acquisition	$ 2,833
Accrued marketing expenses	284
Legal service providers	201	69
Other accrued expenses	318	321
Accrued expenses and other liabilities	$ 3,636	$ 390